October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Health Innovation Active ETF | BMED | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 33.7%
4D Molecular Therapeutics Inc.(a)	295	$3,393
AbbVie Inc.	443	96,592
Akeso Inc.(a)(b)	1,000	14,561
Alkermes PLC(a)	870	26,709
Allogene Therapeutics Inc.(a)	1,965	2,437
Alnylam Pharmaceuticals Inc.(a)	115	52,445
Amgen Inc.	305	91,021
Apogee Therapeutics Inc.(a)	155	8,771
Arcellx Inc.(a)	351	31,678
Arcus Biosciences Inc.(a)	1,130	22,284
Ascendis Pharma A/S, ADR(a)(c)	58	11,693
Autolus Therapeutics PLC , ADR(a)(c)	2,035	3,154
Avalo Therapeutics Inc.(a)(c)	170	3,065
Avidity Biosciences Inc.(a)	87	6,077
Beam Therapeutics Inc.(a)(c)	507	12,680
BeOne Medicines Ltd., ADR(a)	101	31,358
Bicycle Therapeutics PLC, ADR(a)	245	1,977
Biogen Inc.(a)	775	119,559
Biohaven Ltd.(a)(c)	206	3,543
BioMarin Pharmaceutical Inc.(a)	212	11,357
BioNTech SE, ADR(a)	77	8,001
Bridgebio Pharma Inc.(a)(c)	920	57,629
Cytokinetics Inc.(a)	220	13,990
Denali Therapeutics Inc.(a)	910	14,815
Disc Medicine Inc.(a)	131	11,295
Dyne Therapeutics Inc.(a)	550	12,419
Enanta Pharmaceuticals Inc.(a)	445	4,877
Exact Sciences Corp.(a)(c)	1,786	115,536
Exelixis Inc.(a)	1,426	55,143
Genmab A/S(a)	363	103,538
Gilead Sciences Inc.	766	91,759
Halozyme Therapeutics Inc.(a)	425	27,706
Incyte Corp.(a)	212	19,818
Insmed Inc.(a)	555	105,228
Ionis Pharmaceuticals Inc.(a)	1,007	74,820
Kiniksa Pharmaceuticals International PLC, Class A(a)(c)	431	15,951
Kodiak Sciences Inc.(a)	150	2,719
Merus NV(a)(c)	266	25,233
Moderna Inc.(a)	2,686	72,952
Natera Inc.(a)	560	111,401
Neurocrine Biosciences Inc.(a)	631	90,366
Nuvalent Inc., Class A(a)	351	34,861
Olema Pharmaceuticals Inc.(a)(c)	306	2,745
ORIC Pharmaceuticals Inc.(a)	652	8,580
Oruka Therapeutics Inc.(a)	315	8,874
Protagonist Therapeutics Inc.(a)	466	36,637
PTC Therapeutics Inc.(a)	435	29,715
REGENXBIO Inc.(a)	510	6,513
Revolution Medicines Inc.(a)	317	18,652
Rhythm Pharmaceuticals Inc.(a)	756	86,003
Scholar Rock Holding Corp.(a)(c)	210	6,220
Stoke Therapeutics Inc.(a)(c)	1,051	31,572
Summit Therapeutics Inc.(a)(c)	250	4,727
TScan Therapeutics Inc.(a)	2,792	5,416
Upstream Bio Inc.(a)	293	7,574
Vigil Neuroscience Inc., NVS(d)	484	24
Viking Therapeutics Inc.(a)	116	4,417
Vir Biotechnology Inc.(a)	566	3,373
Vor BioPharma Inc.(a)	305	7,354
Voyager Therapeutics Inc.(a)	975	4,553
Security	Shares	Value
Biotechnology (continued)
Zealand Pharma A/S(a)	312	$24,702
		1,922,062
Health Care Equipment & Supplies — 19.6%
Abbott Laboratories	1,516	187,407
Boston Scientific Corp.(a)	907	91,353
Contra Abiomed Inc.(d)	246	569
Dexcom Inc.(a)	973	56,648
Edwards Lifesciences Corp.(a)	1,880	155,006
EssilorLuxottica SA	85	31,129
Hologic Inc.(a)	922	68,145
Inspire Medical Systems Inc.(a)	66	4,757
Insulet Corp.(a)	407	127,395
Intuitive Surgical Inc.(a)	162	86,553
Lantheus Holdings Inc.(a)	306	17,653
Medtronic PLC	1,995	180,947
Novocure Ltd.(a)	1,340	17,165
Nyxoah SA, Class B(a)(c)	757	3,929
Penumbra Inc.(a)	130	29,558
Sonova Holding AG, Registered	105	28,641
Stryker Corp.	77	27,431
		1,114,286
Health Care Providers & Services — 4.3%
Cencora Inc.	157	53,036
Guardant Health Inc.(a)	1,495	139,065
McKesson Corp.	66	53,549
		245,650
Health Care Technology — 0.0%
HeartFlow Inc.(a)	21	780
Industrial Conglomerates — 0.0%
Frequency Therapeutics Inc., NVS(a)(d)	420	—
Life Sciences Tools & Services — 22.1%
Agilent Technologies Inc.	841	123,089
Bio-Rad Laboratories Inc., Class A(a)	156	49,850
Bio-Techne Corp.	1,142	71,455
Bruker Corp.	437	17,017
Charles River Laboratories International Inc.(a)	412	74,189
Danaher Corp.	406	87,444
ICON PLC(a)	112	19,244
Illumina Inc.(a)	787	97,226
IQVIA Holdings Inc.(a)	600	129,876
Lonza Group AG, Registered	220	151,917
Qiagen NV	1,102	51,628
Repligen Corp.(a)	650	96,889
Samsung Biologics Co. Ltd.(a)(b)	31	26,503
Tempus AI Inc.(a)(c)	525	47,171
Thermo Fisher Scientific Inc.	208	118,017
West Pharmaceutical Services Inc.	226	63,748
Wuxi Biologics Cayman Inc.(a)(b)	7,500	34,981
		1,260,244
Pharmaceuticals — 17.0%
Arvinas Inc.(a)	650	6,591
AstraZeneca PLC	325	26,780
Axsome Therapeutics Inc.(a)	281	37,932
Bristol-Myers Squibb Co.	1,713	78,918
Contra Blueprint Medic, NVS(d)	110	107
Contra Mirati Therapeutics Inc., NVS(d)	334	260
Daiichi Sankyo Co. Ltd.	600	14,333
Edgewise Therapeutics Inc.(a)	586	10,712
Eisai Co. Ltd.	2,100	62,371
Elanco Animal Health Inc.(a)(c)	1,425	31,564

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
EyePoint Pharmaceuticals Inc.(a)	475	$6,218
Galderma Group AG	198	36,771
Harmony Biosciences Holdings Inc.(a)	362	10,342
Johnson & Johnson	976	184,337
LB Pharmaceuticals Inc.(a)(c)	1,113	17,953
MBX Biosciences Inc.(a)(c)	870	19,105
Merck & Co. Inc.	600	51,588
Novartis AG, Registered	425	52,599
Nuvation Bio Inc.(a)(c)	1,918	10,012
Ocular Therapeutix Inc.(a)	485	5,655
Pfizer Inc.	2,192	54,033
Roche Holding AG, NVS	297	96,204
Teva Pharmaceutical Industries Ltd., ADR(a)	1,437	29,430
UCB SA	420	107,999
Ventyx Biosciences Inc.(a)	1,445	12,326
WaVe Life Sciences Ltd.(a)	466	4,213
		968,353
Total Common Stocks — 96.7% (Cost: $4,823,621)		5,511,375
Preferred Stocks
Life Sciences Tools & Services — 1.6%
Sartorius AG, Preference Shares, NVS	322	88,591
Total Preferred Stocks — 1.6% (Cost: $92,821)		88,591
Total Long-Term Investments — 98.3% (Cost: $4,916,442)		5,599,966
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	346,292	$346,465
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	70,000	70,000
Total Short-Term Securities — 7.3% (Cost: $416,418)		416,465
Total Investments — 105.6% (Cost: $5,332,860)		6,016,431
Liabilities in Excess of Other Assets — (5.6)%		(317,304)
Net Assets — 100.0%		$5,699,127

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$183,837	$162,588 (a)	$—	$26	$14	$346,465	346,292	$288 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	20,000 (a)	—	—	—	70,000	70,000	817	—
				$26	$14	$416,465		$1,105	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Health Innovation Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,724,166	$786,249	$960	$5,511,375
Preferred Stocks	—	88,591	—	88,591
Short-Term Securities
Money Market Funds	416,465	—	—	416,465
	$5,140,631	$874,840	$960	$6,016,431

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares